Recently Issued Accounting Pronouncements	12 Months Ended
Dec. 31, 2016
Accounting Changes And Error Corrections [Abstract]
Recently Issued Accounting Pronouncements

Note 35—Recently Issued Accounting Pronouncements

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Subtopic 606) (“ASU 2014-09”), which supersedes the guidance in ASC 605, Revenue Recognition. ASU 2014-09 clarifies the principles for recognizing revenue in order to improve comparability of revenue recognition practices across entities and industries with certain scope exceptions including financial instruments, leases, and guarantees. ASU 2014-09 provides guidance intended to assist in the identification of contracts with customers and separate performance obligations within those contracts, the determination and allocation of the transaction price to those identified performance obligations and the recognition of revenue when a performance obligation has been satisfied. ASU 2014-09 also requires disclosures regarding the nature, amount, timing, and uncertainty of revenues and cash flows from contracts with customers.

Upon adoption, ASU 2014-09 provides for transition through either a full retrospective approach requiring the restatement of all presented prior periods or a modified retrospective approach, which allows the new recognition standard to be applied to only those contracts that are not completed at the date of transition. If the modified retrospective approach is adopted, a cumulative-effect adjustment to retained earnings is performed with additional disclosures required including the amount by which each line item is affected by the transition as compared to the guidance in effect before adoption and an explanation of the reasons for significant changes in these amounts.

The FASB has issued several amendments to the new revenue standard ASU 2014-09, including:

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In May 2014, ASU 2015-14, Revenue From Contracts With Customers (“ASU 2015-14”). This update deferred the initial effective date of ASU 2014-09. As a result of the issuance of ASU 2015-14, ASU 2014-09 is effective for annual reporting periods beginning on or after December 15, 2017, and interim periods within those annual periods. Early adoption is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period.

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In March 2015, ASU 2016-08, Principal Versus Agent Considerations (Reporting Revenue Gross versus Net). The amendments to this update are intended to improve the implementation guidance on principal versus agent considerations in ASU 2014-09 by clarifying how an entity should identify the unit of accounting (i.e. the specified good or service) and how an entity should apply the control principle to certain types of arrangements.

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In May 2016, ASU 2016-12, Narrow-Scope Improvements and Practical Expedients. The amendments to this update clarify certain core recognition principles and provide practical expedients available at transition. The improvements address collectability, sales tax presentation, noncash consideration, contract modifications and completed contracts at transition.

The Company is currently evaluating the pending adoption of ASU 2014-09 and its impact on its consolidated financial statements and has not yet identified which transition method will be applied upon adoption.

In February 2015, the FASB issued ASU 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis (“ASU 2015-02”). ASU 2015-02 affects reporting entities that are required to evaluate whether they should consolidate certain legal entities. ASU 2015-02 modifies the evaluation of whether limited partnerships and similar legal entities are VIEs or voting interest entities, eliminates the presumption that a general partner should consolidate a limited partnership and affects the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships. ASU 2015-02 is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2015. The Company adopted ASU 2015-02 effective January 1, 2016. The adoption of ASU 2015-02 had no effect on the Company’s consolidated financial statements.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments–Overall: Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”). ASU 2016-01 affects the accounting for equity investments, financial liabilities under the fair value option, the presentation and disclosure requirements for financial instruments, and the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities.

ASU 2016-01 requires that:

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All equity investments in unconsolidated entities (other than those accounted for using the equity method of accounting) with readily determinable fair values will generally be measured at fair value through earnings.

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When the fair value option has been elected for financial liabilities, changes in fair value due to instrument-specific credit risk will be recognized separately in other comprehensive income. The accumulated gains and losses due to these changes will be reclassified from accumulated other comprehensive income to earnings if the financial liability is settled before maturity.

•	For financial instruments measured at amortized cost, public business entities will be required to use the exit price when measuring the fair value of financial instruments for disclosure purposes.
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Financial assets and financial liabilities shall be presented separately in the notes to the financial statements, grouped by measurement category (e.g., fair value, amortized cost, lower of cost or fair value) and form of financial asset (e.g., loans, securities).

•	Public business entities will no longer be required to disclose the methods and significant assumptions used to estimate the fair value of financial instruments carried at amortized cost.
•	Entities will have to assess the realizability of a deferred tax asset related to a debt security classified as available for sale in combination with the entity’s other deferred tax assets.

The classification and measurement guidance will be effective for public business entities in fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption of the provision to record fair value changes for financial liabilities under the fair value option resulting from instrument-specific credit risk in other comprehensive income is permitted and can be elected for all financial statements of fiscal years and interim periods that have not yet been issued or that have not yet been made available for issuance. The Company does not believe that the adoption of ASU 2016-01 will have a significant effect on its consolidated financial statements.

In March 2016, the FASB issued ASU 2016-09, Compensation—Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting (“ASU 2016-09”). ASU 2016-09 simplifies several aspects of the accounting for share-based payment award transactions, including:

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Modifies the accounting for income taxes relating to share-based payments. All excess tax benefits and tax deficiencies (including tax benefits of dividends on share-based payment awards) will be recognized as income tax expense or benefit in the consolidated statement of income. The tax effects of exercised or vested awards will be treated as discrete items in the reporting period in which they occur. An entity will recognize excess tax benefits regardless of whether the benefit reduces taxes payable in the current period. Under current GAAP, excess tax benefits are recognized in additional paid-in capital; tax deficiencies are recognized either as an offset to accumulated excess tax benefits, if any, or in the consolidated statement of income in the period they reduce income taxes payable.

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Changes the classification of excess tax benefits on the consolidated statement of cash flows. In the consolidated statement of cash flows, excess tax benefits will be classified along with other income tax cash flows as an operating activity. Under current GAAP, excess tax benefits are separated from other income tax cash flows and classified as a financing activity.

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Changes the requirement to estimate the number of awards that are expected to vest. Under ASC 2016-09, an entity can make an entity-wide accounting policy election to either estimate the number of awards that are expected to vest as presently required or account for forfeitures when they occur. Under current GAAP, accruals of compensation cost are based on the number of awards that are expected to vest.

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Changes the tax withholding requirements for share-based payment awards to qualify for equity accounting. The threshold to qualify for equity classification permits withholding up to the maximum statutory tax rates in the applicable jurisdictions. Under current GAAP, for an award to qualify for equity classification is that an entity cannot partially settle the award in cash in excess of the employer’s minimum statutory withholding requirements.

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Establishes GAAP for the classification of employee taxes paid when an employer withholds shares for tax withholding purposes. Cash paid by an employer when directly withholding shares for tax- withholding purposes should be classified as a financing activity. This guidance establishes GAAP related to the classification of withholding taxes in the statement of cash flows as there is no such guidance under current GAAP.

ASU 2016-09 is effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. Early adoption is permitted for any organization in any interim or annual period. The Company does not believe that the adoption of ASU 2016-09 will have a significant effect on its consolidated financial statements.

In August 2014, the FASB issued ASU 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (“ASU 2014-15”). ASU 2014-15 is intended to define management’s responsibility to evaluate whether there is substantial doubt about an organization’s ability to continue as a going concern and to provide related footnote disclosures.

Under GAAP, financial statements are prepared under the presumption that the reporting organization will continue to operate as a going concern, except in limited circumstances. Financial reporting under this presumption is commonly referred to as the going concern basis of accounting. The going concern basis of accounting establishes the fundamental basis for measuring and classifying assets and liabilities.

ASU 2014-15 extends the responsibility for performing the going-concern assessment to management and contains guidance on (1) how to perform a going-concern assessment and (2) when going-concern disclosures are required under GAAP.

Under ASU 2014-15, an entity would be required to evaluate its status as a going concern as part of its periodic financial statement preparation process and would be required to disclose information about its potential inability to continue as a going concern when “substantial doubt” about its ability to continue as a going concern for the period of one year from the earlier of the date its financial statements are issued or are ready to be issued.

If management concludes that there is “substantial doubt about the entity’s ability to continue as a going concern,” it must disclose the principal conditions or events causing substantial doubt to be raised, management’s evaluation of the conditions and management’s plans. If substantial doubt is not alleviated as a result of management’s plans, the entity is required to include a statement that there is “substantial doubt about the entity’s ability to continue as a going concern.” ASU 2014-15 also requires an entity to disclose how the substantial doubt was resolved in the period that substantial doubt no longer exists.

ASU 2014-15 is effective for the annual period ending December 31, 2016. The requirements of ASU 2014-15 are not expected to have an effect on the financial statements of the Company upon adoption.